Investments (Investments in Marketable Equity Securities) (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investments [Abstract]
Total cost	$ 269,343	$ 269,343
Gross unrealized gains	266,972	154,886
Total Fair Value	$ 536,315	$ 424,229